Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Minimum future rental payments under non-cancelable operating leases
2015			$ 955
2016			879
2017			904
2018			816
2019			751
Thereafter			1,717
Total			6,022
Operating Leases
Rental expense on operating lease	363	351	1,468	1,353	1,205
Loss on early contract termination					102
Liability associated with early contract termination			$ 0	$ 7